Average Annual Total Returns{- Fidelity® SAI U.S. Treasury Bond Index Fund} - 02.28 Fidelity SAI U.S. Treasury Bond Index Fund PRO-08 - Fidelity® SAI U.S. Treasury Bond Index Fund	Fidelity SAI U.S. Treasury Bond Index Fund-Default Return Before Taxes Past 1 year	Fidelity SAI U.S. Treasury Bond Index Fund-Default Return Before Taxes Since Inception		Fidelity SAI U.S. Treasury Bond Index Fund-Default After Taxes on Distributions Past 1 year	Fidelity SAI U.S. Treasury Bond Index Fund-Default After Taxes on Distributions Since Inception		Fidelity SAI U.S. Treasury Bond Index Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity SAI U.S. Treasury Bond Index Fund-Default After Taxes on Distributions and Sales Since Inception		LB009 Past 1 year	LB009 Since Inception
Total	7.98%	3.29%	[1]	6.48%	2.36%	[1]	5.23%	2.17%	[1]	8.00%	3.37%	[1]

[1]	(a)From March 1, 2016